Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total equity shareholders’ funds	Called-up share capital	Share premium account	Other reserves	Own shares	Retained earnings [1]	Non- controlling interests
Beginning balance at Dec. 31, 2021		£ 4,068	£ 3,615	£ 122	£ 575	£ (336)	£ (1,112)	£ 4,366	£ 453
Profit for the year		775	683					683	92
Other comprehensive income (loss)		321	305			299		6	16
Total comprehensive income/(loss) for the year		1,096	988			299		689	108
Dividends paid		(435)	(365)					(365)	(70)
Ordinary shares issued		1	1		1
Share cancellations		(807)	(807)	(8)		8		(807)
Non-cash share-based incentive plans (including share options)		122	122					122
Tax on share-based payments		(9)	(9)					(9)
Net movement in own shares held by ESOP Trusts		(55)	(55)				58	(113)
Net derecognition of liabilities in respect of put options		62	62			102		(40)
Share purchases - close period commitments	[2]	212	212			212
Net movement in non-controlling interests	[3]	(95)	(83)					(83)	(12)
Total transactions with owners		(1,004)	(922)	(8)	1	322	58	(1,295)	(82)
Ending balance at Dec. 31, 2022		4,160	3,681	114	576	285	(1,054)	3,760	479
Profit for the year		197	110					110	87
Other comprehensive income (loss)		(329)	(306)			(296)		(10)	(23)
Total comprehensive income/(loss) for the year		(132)	(196)			(296)		100	64
Dividends paid		(524)	(423)					(423)	(101)
Ordinary shares issued		1	1		1
Treasury shares used for share option schemes		0					55	(55)
Non-cash share-based incentive plans (including share options)		140	140					140
Tax on share-based payments		2	2					2
Net movement in own shares held by ESOP Trusts		(54)	(54)				9	(63)
Net derecognition of liabilities in respect of put options	[4]	228	228			198		30
Net movement in non-controlling interests	[3]	12	(3)					(3)	15
Total transactions with owners		(195)	(109)		1	198	64	(372)	(86)
Ending balance at Dec. 31, 2023		3,833	3,376	114	577	187	(990)	3,488	457
Profit for the year		629	542					542	87
Other comprehensive income (loss)		(62)	(60)			(58)		(2)	(2)
Total comprehensive income/(loss) for the year		567	482			(58)		540	85
Dividends paid		(492)	(425)					(425)	(67)
Ordinary shares issued		2	2		2
Share cancellations	[5]	0		(5)		5	743	(743)
Treasury shares used for share option schemes		0					57	(57)
Non-cash share-based incentive plans (including share options)		81	81					81
Tax on share-based payments		1	1					1
Net movement in own shares held by ESOP Trusts		(82)	(82)			(8)	(1)	(73)
Net derecognition of liabilities in respect of put options		42	42			25		17
Net movement in non-controlling interests	[3]	(218)	(2)					(2)	(216)
Total transactions with owners		(666)	(383)	(5)	2	22	799	(1,201)	(283)
Ending balance at Dec. 31, 2024		£ 3,734	£ 3,475	£ 109	£ 579	£ 151	£ (191)	£ 2,827	£ 259

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £354 million at 31 December 2024 (2023: £347 million, 2022: £344 million).
[2]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement other reserves in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
[3]	Net movement in non-controlling interests represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries, recognition of non-controlling interests on new acquisitions and derecognition of non-controlling interests on disposals of subsidiaries, including FGS Global.
[4]	During 2023, WPP sold a portion of its ownership of FGS Global to KKR. As part of this transaction, the previous put option granted to management shareholders was derecognised.
[5]	5In December 2024, WPP cancelled 50,367,570 treasury shares.